Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Estimated useful lives are as follows:
Category	Estimated useful lives
Electronic equipment	5 years
Vehicles	5 years
Production facilities	10 years
Battery and charging swap infrastructure	5 years
Furniture	5 years

Schedule of Estimated Useful Lives of Intangible Assets	Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:
Category	Estimated useful lives
Software	2 years
Trademark	10 years

Schedule of Fair Value Measurements of Liabilities

The following table details the fair value measurements of liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820, Fair Value Measurement, as of December 31, 2025 and 2024.

	Fair Value Measurement using
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of December 31, 2025	$87	$-	$-	$87
As of December 31, 2024	$52	$-	$-	$52
Convertible notes:
As of December 31, 2025	$-	$-	$11,126	$11,126
As of December 31, 2024	$-	$-	$-	$-

Schedule of Reconciliation Convertible Note Measured at Fair Value on Recurring Basis	The changes for warrant liabilities measured at fair value are as follows:
	Private	Representative
	Warrants	Warrants
Fair value as of December 31, 2022	$101	$399
Change in fair value	(43)	(169)
Fair value as of December 31, 2023	$58	$230
Change in fair value	(47)	(189)
Fair value as of December 31, 2024	$11	$41
Change in fair value	7	28
Fair value as of December 31, 2025	$18	69

Schedule of Reconciliation Convertible Note Measured at Fair Value on Recurring Basis

The following is a reconciliation of the beginning and ending balances for convertible note measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2025, see Note 14 for details:

Opening balance	-
New convertible note issued	7,135
Debt issuance expenses	1,365
Change in fair value of convertible note	2,626
Ending balance	11,126

Schedule of Allowance for Expected Credit Losses

For the years ended December 31, 2025, 2024 and 2023, allowance for expected credit losses made by the Group were shown as follows:

	For the years ended December 31,
	2025	2024	2023
Allowance for expected credit losses for accounts receivable, current	$-	$1,493	$3,937
Allowance for expected credit loss for other current assets	24,898	2,423	-
(Reversal of) Allowance for expected credit losses for amounts due from related parties	(1,207)	60,495	15,000
Allowance for expected credit losses for accounts receivable, non-current	-	-	3,829
Total	$23,691	$64,411	$22,766

Schedule of Impairment Loss

For the years ended December 31, 2025, 2024 and 2023, impairment loss made by the Group were shown as follows:

	For the years ended December 31,
	2025	2024	2023
Impairment loss of advance to suppliers	$127	$649	$42,478
Impairment loss of prepaid expenses	4,192	593	20,187
Total	$4,319	$1,242	$62,665

Schedule of Currency Exchange Rates of Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	As of December 31,
Balance sheet items, except for equity accounts	2025	2024
US$ against RMB	6.9931	7.2993
US$ against AED	3.6728	3.6726

	For the years ended December 31,
Items in the statements of operations and comprehensive loss, and statements of cash flows	2025	2024	2023
US$ against RMB	7.1875	7.1957	7.0809
US$ against AED	3.6729	3.6726	3.6843

Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area

The majority of the Group’s long-lived assets as of December 31, 2025 and 2024, were located in the Mainland China, the United States, the United Arab Emirates. The following table sets forth the disaggregation of the Groups long-lived assets by geographic area:

	As of December 31,
	2025	2024
The United States	$-	$151
The United Arab Emirates	408	6,125
Mainland China	36	2,637
Total	$444	$8,913